Bank Loans - Schedule of Bank Loans (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Bank Loans [Line Items]
Total, Short-term bank loans		$ 6,319,223	$ 1,996,775
Total, Non-current portion of long-term bank loan		681,357	287,872
Total, Current portion of long-term bank loan		$ 28,994	47,247
Bank of Communications [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	May 30, 2024 to May 30, 2025
Interest rate, Short-term bank loans	[1]	4.13%
Total, Short-term bank loans	[1]		281,120
Ping’an Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[2]	February 7, 2025 to February 6, 2026
Interest rate, Short-term bank loans	[2]	4.50%
Total, Short-term bank loans	[2]		413,411
Industrial Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	November 13, 2024 to November 13, 2025
Interest rate, Short-term bank loans	[1]	3.80%
Total, Short-term bank loans	[1]		358,290
China Resources Bank of Zhuhai Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	October 22, 2024 to October 22, 2025
Interest rate, Short-term bank loans	[1]	4.26%
Total, Short-term bank loans	[1]		292,144
Bank of China [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	December 6, 2024 to December 5, 2025
Interest rate, Short-term bank loans	[1]	3.55%
Total, Short-term bank loans	[1]		168,038
Loan period, Non-current portion of long-term bank loan	[1]	November 20, 2025 to November 20, 2027
Interest rate, Non-current portion of long-term bank loan	[1]	3.20%
Total, Non-current portion of long-term bank loan	[1]	$ 681,357
Bank of China [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	December 24, 2024 to December 23, 2025
Interest rate, Short-term bank loans	[1]	3.55%
Total, Short-term bank loans	[1]		82,765
Shanghai Pudong Development Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[3]	December 13, 2024 to December 13, 2025
Interest rate, Short-term bank loans	[3]	3.20%
Total, Short-term bank loans	[3]		401,007
China Construction Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[2]	November 14, 2025 to November 14, 2026
Interest rate, Short-term bank loans	[2]	2.75%
Total, Short-term bank loans	[2]	$ 724,848
Bank of Communications One [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	May 21, 2025 to May 21, 2026
Interest rate, Short-term bank loans	[1]	4.13%
Total, Short-term bank loans	[1]	$ 295,738
Bank of Communications Two [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	January 31, 2026 to January 30, 2027
Interest rate, Short-term bank loans	[1]	3.60%
Total, Short-term bank loans	[1]	$ 434,909
Industrial and Commercial Bank of China [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	April 29, 2025 to April 30, 2026
Interest rate, Short-term bank loans	[1]	3.40%
Total, Short-term bank loans	[1]	$ 205,857
Industrial and Commercial Bank of China One [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	November 11, 2025 to November 11, 2026
Interest rate, Short-term bank loans	[1]	3.50%
Total, Short-term bank loans	[1]	$ 663,961
Bank of Shanghai [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	June 27, 2025 to June 13, 2026
Interest rate, Short-term bank loans	[1]	3.50%
Total, Short-term bank loans	[1]	$ 369,672
Bank of Shanghai One [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	March 3, 2026 to February 4, 2027
Interest rate, Short-term bank loans	[1]	3.50%
Total, Short-term bank loans	[1]	$ 579,878
Shanghai Pudong Development Bank One [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	February 3, 2026 to February 3, 2027
Interest rate, Short-term bank loans	[1]	3.05%
Total, Short-term bank loans	[1]	$ 869,817
Agricultural Bank of China [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	November 17, 2025 to November 16, 2026
Interest rate, Short-term bank loans	[1]	2.50%
Total, Short-term bank loans	[1]	$ 1,449,695
China Construction Bank One [Member]
Schedule of Bank Loans [Line Items]
Loan period, Non-current portion of long-term bank loan	[1]	June 14, 2023 to June 14, 2026
Interest rate, Non-current portion of long-term bank loan	[1]	4.05%
Total, Non-current portion of long-term bank loan	[1]		287,872
China Everbright Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	March 11, 2026 to March 10, 2027
Interest rate, Short-term bank loans	[1]	3.40%
Total, Short-term bank loans	[1]	$ 724,848
Shenzhen Qianhai WeBank Company Limited [Member]
Schedule of Bank Loans [Line Items]
Loan period, Current portion of long-term bank loan	[1]	April 1, 2024 to March 16, 2026
Interest rate, Current portion of long-term bank loan	[1]	13.77%
Total, Current portion of long-term bank loan	[1]		$ 47,247

[1]	The loans were guaranteed by a shareholder.
[2]	The loan was unsecured.
[3]	The loan was guaranteed by a shareholder and a related party.